Other non-financial assets (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Non-Financial Assets [Line Items]
Precious metals and other physical commodities	$ 7,341	$ 4,426
Deposits and collateral provided in connection with litigation, regulatory and similar matters	1,946	1,379
Prepaid expenses	1,194	1,062
Current tax assets	1,504	184
VAT, withholding tax and other tax receivables	1,129	561
Properties and other non-current assets held for sale	195	105
Assets of disposal groups held for sale	1,823
Other	2,149	660
Total other non-financial assets	$ 17,282	$ 8,377